Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of Composition of Derivatives
	June 30,	December 31,
	2021	2020
	€ in thousands
	Unaudited	Audited
Derivatives presented under current assets
Currency swap	42	12
Forward contracts	-	66
	42	78

Derivatives presented under non-current assets
Financial power swap	1,592	10,238
Currency swap	684	-
	2,276	10,238

Derivatives presented under current liabilities
Swap contracts	(1,336)	(1,378)
Financial power swap	(1,195)	-
	(2,531)	(1,378)

Derivatives presented under non-current liabilities
Currency swap	-	(144)
Swap contracts	(6,297)	(8,192)
	(6,297)	(8,336)

Schedule of Statement of Fair value of Other Financial Assets and Liabilities
	June 30, 2021
		Fair value
	Carrying				Valuation techniques for	Inputs used to
	amount	Level 1	Level 2	Level 3	determining fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	93,476	95,992	-	-
Loans from banks and others (including current maturities)	218,413	-	220,045	-	Discounting future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 1.76%- 2.75% with a zero floor, Euribor+ 5.27%, fix rate for 5 years 2.9%-3.55% and 4.65% Linkage to Consumer price index in Israel.
	311,889	95,992	220,045	-
	December 31, 2020
		Fair value
	Carrying				Valuation techniques for	Inputs used to
	amount	Level 1	Level 2	Level 3	determining fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	82,724	84,814	-	-
Loans from banks and others (including current maturities)	198,169	-	209,005	-	Discounting future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 1.76%- 2.75% with a zero floor, Euribor+ 5.27%, fix rate for 5 years 2.9%-3.55% and 4.65% Linkage to Consumer price index in Israel
	280,893	84,814	209,005	-

Schedule of Fair Values Hierarchy
	June 30, 2021
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Swap contracts	-	(7,633)	-	(7,633)
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Currency swap	-	726	-	726
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Dori Energy loan	-	-	7,408	7,408
The fair value is measured by discounting the expected future loan repayments and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks. The discounting rate was estimated at approximately 10% and the expected yearly change of Israeli Consumer Price Index, during the expected lifetime of the loan, was estimated at approximately 1%.

Financial power swap	-	-	397	397
Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.

	December 31, 2020
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Marketable securities	-	1,761	-	1,761	Market price
Forward contracts	-	66	-	66
Fair value measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Swap contracts	-	(9,570)	-	(9,570)
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Currency swap	-	(132)	-	(132)
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Dori Energy loan	-	-	8,745	8,745
The fair value is measured by discounting the expected future loan repayments and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks. The discounting rate was estimated at approximately 10% and the expected yearly change of Israeli Consumer Price Index, during the expected lifetime of the loan, was estimated at approximately 1%.

Financial power swap	-	-	10,238	10,238
Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.

Schedule of Reconciliation Financial Instruments Carried at Fair Value
Financial assets
Dori Energy loan
€ in thousands

Balance as at December 31, 2020	8,745

Repayment of loan to an equity accounted investee	(2,259)
Loan to an equity accounted investee	244
Total income recognized in profit or loss	125
Interest	450
Foreign Currency translation adjustments	103

Balance as at June 30, 2021	7,408

Financial assets
Financial power
swap
€ in thousands

Balance as at December 31, 2020	10,238

Total loss is recognized in other comprehensive income	(9,841)

Balance as at June 30, 2021	397